Related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions
Schedule of compensation for key management personnel

For the years ended December 31	2023	2022
Salaries and short-term employee benefits[1]	$9,234	$6,836
Share-based payments[2]	5,299	5,054
	$14,533	$11,890
1.	Includes salary, benefits, and bonuses earned in the period.
2.	Represents stock options, restricted share units, and deferred share units.